Exhibit 99.1

World Omni Auto Receivables Trust 2025-A

Monthly Servicer Certificate

May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	1,069,530,243.52	41,402
Yield Supplement Overcollateralization Amount 04/30/25	66,576,191.49	0
Receivables Balance 04/30/25	1,136,106,435.01	41,402
Principal Payments	41,084,312.33	939
Defaulted Receivables	1,918,776.41	59
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	63,205,366.14	0
Pool Balance at 05/31/25	1,029,897,980.13	40,404

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.72%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	8,293,745.39	266
Past Due 61-90 days	2,128,527.23	75
Past Due 91-120 days	384,112.04	21
Past Due 121+ days	0.00	0
Total	10,806,384.66	362

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	882,832.04
Aggregate Net Losses/(Gains) - May 2025	1,035,944.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.09%
Prior Net Losses/(Gains) Ratio	0.65%
Second Prior Net Losses/(Gains) Ratio	0.09%
Third Prior Net Losses/(Gains) Ratio	0.07%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	9,269,081.82
Actual Overcollateralization	9,269,081.82
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.52%
Weighted Average Remaining Term	57.08

Flow of Funds	$ Amount

Collections	48,132,485.43
Investment Earnings on Cash Accounts	16,894.20
Servicing Fee	(946,755.36)
Transfer to Collection Account	-
Available Funds	47,202,624.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,928,874.88
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	11,626,491.20
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,269,081.82
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,763,371.87

Total Distributions of Available Funds	47,202,624.27

Servicing Fee	946,755.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	1,059,904,471.33
Principal Paid	39,275,573.02
Note Balance @ 06/16/25	1,020,628,898.31

Class A-1
Note Balance @ 05/15/25	75,944,471.33
Principal Paid	39,275,573.02
Note Balance @ 06/16/25	36,668,898.31
Note Factor @ 06/16/25	15.1900987%

Class A-2a
Note Balance @ 05/15/25	309,760,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	309,760,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-2b
Note Balance @ 05/15/25	110,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	110,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-3
Note Balance @ 05/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	419,760,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-4
Note Balance @ 05/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	89,300,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	36,760,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	18,380,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,163,679.38
Total Principal Paid	39,275,573.02
Total Paid	43,439,252.40

Class A-1
Coupon	4.41100%
Interest Paid	297,769.83
Principal Paid	39,275,573.02
Total Paid to A-1 Holders	39,573,342.85

Class A-2a
Coupon	4.49000%
Interest Paid	1,159,018.67
Principal Paid	0.00
Total Paid to A-2a Holders	1,159,018.67

Class A-2b
SOFR Rate	4.33228%
Coupon	4.66228%
Interest Paid	455,867.38
Principal Paid	0.00
Total Paid to A-2b Holders	455,867.38

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3979234
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.0522728
Total Distribution Amount	35.4501962

A-1 Interest Distribution Amount	1.2335121
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	162.6991426
Total A-1 Distribution Amount	163.9326547

A-2a Interest Distribution Amount	3.7416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7416667

A-2b Interest Distribution Amount	4.1442489
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.1442489

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	296.02
Noteholders' Third Priority Principal Distributable Amount	467.98
Noteholders' Principal Distributable Amount	236.00

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	3,063,404.27
Investment Earnings	11,062.17
Investment Earnings Paid	(11,062.17)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27